Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Notes to the consolidated financial statements
Compensation for CMO transfer	€ 33,326
Grants and other cost reimbursements from government agencies and similar bodies	69	€ 16,668
Other	41	28
Total	€ 33,436	€ 16,696